Statement of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net operating revenue	R$ 66,503	R$ 54,520	R$ 41,898
Cost of sales	(55,682)	(45,557)	(34,753)
Gross profit	10,821	8,963	7,145
Operating expenses, net
Selling expenses	(5,411)	(4,379)	(3,334)
General and administrative expenses	(831)	(787)	(588)
Depreciation and amortization	(1,394)	(919)	(638)
Share of profit of associates	51	44	47
Other operating revenues (expenses), net	49	(72)	(53)
Operating profit	3,285	2,850	2,579
Financial revenues	281	394	188
Financial expenses	(3,012)	(1,909)	(918)
Net financial result	(2,731)	(1,515)	(730)
Income before income tax and social contribution	554	1,335	1,849
Income tax and social contribution	156	(115)	(239)
Net income for the year	710	1,220	1,610
Items that may be subsequently reclassified to the statement of operations
Fair value of receivables	(7)	(2)	(1)
Income tax effect	2	1
Other comprehensive income (loss) for the year	(5)	(1)	(1)
Total comprehensive income for the year	705	1,219	1,609
Net income for the year attributable to:
Controlling shareholders	710	1,220	1,610
Net income for the year	710	1,220	1,610
Total comprehensive income attributable to:
Controlling shareholders	705	1,219	1,609
Total comprehensive income for the year	R$ 705	R$ 1,219	R$ 1,609
Basic earnings per share attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share)	R$ 0.525574	R$ 0.905322	R$ 1.19802
Diluted earnings per share attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share)	R$ 0.524174	R$ 0.901589	R$ 1.18852